Tax Expense - Schedule of Effective Tax Rate and the Applicable Tax Rate (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Effective Tax Rate and the Applicable Tax Rate [Abstract]
(Loss)/profit before tax	RM (72,104,372)	$ (17,106,612)	RM (65,509,477)	RM 21,893,004
Tax at Malaysian statutory rate of 24% (June 30, 2024 and 2023: 24%)	(17,305,049)		(15,722,274)	5,254,321
Tax effects in respect of:
Non-allowable expenses	6,113,483		591,130	1,024,330
Non-taxable income	(24,438)		(1)	(2,524)
Deferred tax assets not recognized	9,757,147		11,256,099	2,205,090
Changes in unrecognized temporary differences	(4,087,086)		(611,451)	13,288,607
Tax exempt income			8,595	(21,334,568)
Utilisation of unrecognized deferred tax assets			(2,833,959)	(45,658)
Unabsorbed tax losses disregard	2,544,112
Changes in recognized temporary differences	3,359,043
Tax effects	357,212		(7,311,861)	389,598
Under/(over) provision in prior years:
Income tax	15,941		33,408	(6,010,761)
Deferred tax	(1,107,706)		(3,542,190)	(23,058)
Tax expense	RM (734,553)	$ (174,271)	RM (10,820,643)	RM (5,644,221)